OTHER LIABILITIES - Schedule of detailed information about movements of actuarial liabilities (Detail) - Natura Cosmticos SA [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year	R$ 129,697	R$ 124,649
Cost of the current service of subsidiary Natura Cosméticos	983	812
Cost of interest	13,314	11,078
Expenses paid	(4,021)	(3,398)
Actuarial loss in OCI	51,566	(3,444)
Balance as of the end of the year	R$ 191,539	R$ 129,697